June 2, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
File Numbers 333-168818 and 811-03330

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing a correspondence draft of Pre-Effective Amendment No. 3 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

The pre-effective amendment that will be filed for the above-mentioned registration statement will differ from the previously filed correspondence draft in the following respects: (1) it reflects the removal of the Extra Value Options; (2) it removes indications that the 5% Lifetime Income Option and 5% Spousal Continuation Benefit will be available July 11, 2011 (due to the revised launch date for the product); and (3) it reflects revisions in response to Staff comments.

In addition, Nationwide acknowledges that:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Ms. Rebecca A. Marquigny
June 2, 2011

Please contact me directly at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

/s/JAMIE RUFF CASTO
Jamie Ruff Casto, Managing Counsel
Nationwide Life Insurance Company